21. CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.	12 Months Ended
Dec. 31, 2017
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF FINCERA INC.

A substantial part of the Company’s businesses and assets are denominated in RMB, which is not freely convertible into foreign currencies. All foreign exchange transactions take place either through the People’s Bank of China or other banks authorized to buy and sell foreign currencies at the exchange rates quoted by the People’s Bank of China. Approval of foreign currency payments by the People’s Bank of China or other regulatory institutions requires submitting a payment application form together with suppliers’ invoices, shipping documents and signed contracts. These requirements imposed by the PRC government authorities may restrict the ability of the Company’s subsidiaries and VIEs to transfer its net assets to the Company through loans, advances or cash dividends, which consisted of paid-up capital, additional paid in capital and statutory reserves and amounted to approximately RMB854.2 million as of December 31, 2017, exceeding 25% of the Company’s consolidated net assets. Accordingly, condensed parent company financial statements have been prepared in accordance with Rule 5-04 and Rule 12-04 of SEC Regulation S-X.

The Company records its investments in its subsidiaries under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Long-term investments in subsidiaries”.

The subsidiaries did not pay any dividends to the Company for the periods presented. Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted. The footnote disclosures represent supplemental information relating to the operations of the Company, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

As of December 31, 2017 and 2016, there were no material contingencies, significant capital and other commitments, provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements, if any.

Condensed Balance Sheets

	December 31,
	2017	2016
	RMB	RMB
Assets
Cash and cash equivalents	6,246	4,658
Prepaid expenses and other current assets	39	157
Investment in subsidiaries, continuing operations	423,134	324,563
Investment in subsidiaries, discontinued operations	80,958	120,440
Due from subsidiaries	—	175,435
Total assets	510,377	625,253

Liabilities
Other payables and accrued liabilities	3,795	4,045
Due to subsidiaries	391,446	—
Due to Mr. Li	61,817	—
Due to Smart Success	—	464,155
Dividends payable	172,932	—
Total liabilities	629,990	468,200

Stockholders’ equity
Ordinary shares - $0.001 par value authorized – 1,000,000,000 shares; issued and outstanding – 47,531,799 shares at December 31, 2017; issued and outstanding – 47,123,898 shares at December 31, 2016, respectively	327	327
Additional paid-in capital	693,889	962,173
Accumulated losses	(813,829)	(805,447)
Total stockholders’ equity (deficit)	(119,613)	157,053

Total liabilities and stockholders’ equity (deficit)	510,377	625,253

Condensed Statements of Income

	Years ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Equity in profit (loss) of subsidiaries and VIEs, continuing	2,760	25,051	(53,419)
Equity in profit of subsidiaries and VIEs, discontinued	2,336	1,094	51,072
Total equity in profit (loss) of subsidiaries	5,096	26,145	(2,347)

General and administrative expenses	13,478	38,415	6,532
Total operating expenses	13,478	38,415	6,532

Loss from operations	(8,382)	(12,270)	(8,879)
Net loss	(8,382)	(12,270)	(8,879)

Condensed Statements of Cash flows

	Year ended December 31,
	2017	2016	2015
	RMB	RMB	RMB

Net cash and cash equivalents used in operating activities	(4,418)	(5,346)	(2,945)
Net cash and cash equivalents provided by investing activities	—	9,127	3,100
Net cash and cash equivalents provided by financing activities	57,644	—	—
Cash and cash equivalents, beginning of the year	6,006	877	722
Cash and cash equivalents, end of the year	6,246	4,658	877